                HARTFORD LEADERS ACCESS (SERIES II, IIR AND III)
                             SEPARATE ACCOUNT SEVEN
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              FILE NO. 333-101936

   SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS DATED AUGUST 14, 2006

              SUPPLEMENT DATED OCTOBER 10, 2006 TO THE PROSPECTUS

THE FUND EXPENSE INFORMATION FOR THE AMERICAN FUNDS IN THE ANNUAL FUND OPERATING EXPENSES TABLE IS DELETED AND REPLACED WITH THE FOLLOWING:

                                            12B-1                                                                       TOTAL NET
                                        DISTRIBUTION                        TOTAL ANNUAL           CONTRACTUAL           ANNUAL
                                           AND/OR                               FUND             FEE WAIVERS OR           FUND
                       MANAGEMENT         SERVICING          OTHER            OPERATING              EXPENSE            OPERATING
FUND                      FEES              FEES           EXPENSES           EXPENSES           REIMBURSEMENTS         EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
American Funds            0.34%             0.25%            0.01%               0.60%*                 N/A               0.60%
 Asset Allocation
 Fund --Class 2
American Funds            0.44%             0.25%            0.01%               0.70%*                 N/A               0.70%
 Blue Chip Income
 and Growth Fund
 -- Class 2
American Funds            0.43%             0.25%            0.01%               0.69%*                 N/A               0.69%
 Bond Fund --
 Class 2
American Funds            0.33%             0.25%            0.02%               0.60%*                 N/A               0.60%
 Growth Fund --
 Class 2
American Funds            0.28%             0.25%            0.01%               0.54%*                 N/A               0.54%
 Growth-Income
 Fund - - Class 2

THE FOLLOWING FOOTNOTES ARE ADDED AT THE END OF THE FOOTNOTES FOLLOWING THE ANNUAL FUND OPERATING EXPENSES TABLE:

* The Series investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning, April 1, 2005, this waiver increased to 10% and will continue at this level until further review.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE FIRST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "DOES THE BENEFIT AMOUNT/PAYMENT BASE CHANGE UNDER THIS RIDER?" IS DELETED.

IN "SECTION 7.D. THE HARTFORD'S PRINCIPAL FIRST," THE FIRST SENTENCE OF THE SIXTH PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED AND REPLACED WITH THE
FOLLOWING:

     IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT, WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT COULD BE SIGNIFICANTLY LOWER IN THE FUTURE.

IN "SECTION 7.d. THE HARTFORD'S PRINCIPAL FIRST," THE LAST SENTENCE OF THE LAST PARAGRAPH UNDER THE SUB-SECTION ENTITLED "IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?" IS DELETED.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF MASSACHUSETTS IS DELETED AND REPLACED WITH THE FOLLOWING:

MASSACHUSETTS -- We will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or until the third Contract Anniversary, whichever is later, for Core Contracts, and until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later, for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE THIRD PARAGRAPH UNDER THE STATE OF NEW YORK IS DELETED AND REPLACED WITH THE FOLLOWING:

For Core, Outlook, Plus and Edge Contracts -- The Fixed Accumulation Feature is not available if you elect The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II or The Hartford's Lifetime Income Foundation.

IN "SECTION 8.b. STATE VARIATIONS," THE FIRST PARAGRAPH UNDER THE STATE OF OREGON IS DELETED AND REPLACED WITH THE FOLLOWING:

OREGON -- We will accept subsequent Premium Payments during the first three Contract Years for Core and Plus Contracts and six years for Outlook Contracts.

IN "SECTION 8.b. STATE VARIATIONS," THE FOLLOWING PARAGRAPH SHOULD BE ADDED:

ALABAMA, MARYLAND, MASSACHUSETTS AND OREGON -- The Annuity Commencement Date for Plus Contracts is the later of age 90 or 12 years from the date of Contract issuance.

UNDER APPENDIX I, THE ASSUMED AGE OF THE COVERED LIFE IN EXAMPLES 11 AND 12 UNDER THE EXAMPLES FOR "THE HARTFORD'S LIFETIME INCOME FOUNDATION" AND "THE HARTFORD'S LIFETIME INCOME BUILDER II" IS 74.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6046